Consolidated Statements of Profit or Loss	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 HKD ($) $ / shares	Dec. 31, 2024 HKD ($) $ / shares	Dec. 31, 2023 HKD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 58,985,525	$ 459,102,040	$ 503,975,453	$ 532,286,102
Other income and gains	403,158	3,137,903	2,575,532	1,191,524
Raw materials and consumables used	(21,413,932)	(166,671,052)	(162,919,358)	(173,923,946)
Depreciation of property, plant and equipment	(3,549,440)	(27,626,357)	(34,038,855)	(35,795,951)
Amortisation of right-of-use assets	(5,006,718)	(38,968,788)	(44,562,079)	(48,467,296)
Staff costs	(19,299,674)	(150,215,156)	(169,577,298)	(177,874,361)
Utilities expenses	(2,331,496)	(18,146,730)	(19,133,238)	(19,896,742)
Impairment loss in respect of assets held for sale				(23,545,499)
Impairment of property, plant and equipment	(241,205)	(1,877,371)	(4,549,381)
Impairment of right-of-use asset	(527,031)	(4,102,040)	(5,013,080)
Gain on disposal of subsidiaries			58,678,325
Other expenses	(11,624,683)	(90,478,393)	(79,631,075)	(72,312,851)
Finance costs	(1,246,913)	(9,705,101)	(10,190,795)	(11,449,103)
(Loss)/profit before tax	(5,852,409)	(45,551,045)	35,614,151	(29,788,123)
Income tax expense	(896,366)	(6,976,688)	(2,713,707)	(7,657,988)
(Loss)/profit for the year	$ (6,748,775)	$ (52,527,733)	$ 32,900,444	$ (37,446,111)
(Loss)/earnings per share
Basic | (per share)	$ (0.41)	$ (3.17)	$ 2.56	$ (3,745.00)
Diluted | (per share)	$ (0.41)	$ (3.17)	$ 2.56	$ (3,745.00)